Leases - Cash Outflows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Leases [Abstract]
Cash outflow for leases	$ 96.4	$ 129.9
Payment of lease liabilities	17.1	16.8
Payments of lease liabilities, classified as operating activities	$ 79.3	$ 113.1